Capital Structure (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Authorized and Issued Share Capital
The following table provides a summary of the Company’s authorized and issued share capital as at December 31, 2019 and 2018:

	As at December 31, 2019		At December 31, 2018
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Ordinary Shares $0.01 per share ( 2018 — 0.15144558¢ per share	70,000,000	700	969,629,030	1,469
Non-Voting Shares 0.15144558¢ per share	—	—	6,787,880	10
Preference Shares 0.15144558¢ per share	30,000,000	45	100,000,000	152
Total authorized share capital		745		1,631

Issued share capital:
Issued ordinary shares $0.01 per share ( 2018 — 0.15144558¢ per share	60,395,839	604	59,743,156	90
Issued 5.95% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of 0.15144558¢ each with a liquidation preference of $25 per share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of 0.15144558¢ represented by depositary shares, each with a liquidation preference of $25 per share (1)	10,000	—	—	—
Total issued share capital		636		122

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(1)	Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.

Summary of Ordinary Shares
The following table summarizes transactions in the Company’s ordinary shares during the years ended December 31, 2019 and 2018:

	Number of Ordinary Shares
	2019	2018
Ordinary shares of 0.015144558c per share
Ordinary shares in issue at the beginning of the year	59,743,156	59,474,085
Ordinary shares issued to employees under the 2013 share incentive plan and/or 2008 share purchase plan	144,269	229,318
Ordinary shares issued to non-employee directors	6,993	39,753
Ordinary shares canceled	(59,894,418)	—
Total ordinary shares of 0.015144558c per share in issue	—	59,743,156

Ordinary shares of $0.01 per share
New ordinary shares issued of $0.01 per share	60,395,839
Ordinary shares issued at the end of the year	60,395,839